Commitments and Contingencies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies
Rental expense under the operating leases	$ 29,200,000	$ 2,900,000	$ 500,000
Future minimum lease payments under operating leases
2014	25,541,000
2015	22,815,000
2016	16,496,000
2017	12,019,000
2018	11,222,000
Thereafter	30,041,000
Total minimum lease payments	118,134,000
Future minimum lease payments under capital leases
2014	1,080,000
2015	1,090,000
2016	1,103,000
2017	1,129,000
2018	1,167,000
Thereafter	9,514,000
Total minimum lease payments	15,083,000
Amount representing interest	(6,824,000)
Present value of minimum lease payments	$ 8,259,000
Minimum
Commitments and Contingencies
Remaining terms of noncancelable operating leases	1 year
Remaining term of capital leases	11 years
Maximum
Commitments and Contingencies
Remaining terms of noncancelable operating leases	15 years
Remaining term of capital leases	15 years